Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Sep. 16, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)	Sep. 30, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests					¥ 1,600,000			¥ 3,277,866		¥ 4,691,287		$ 514,369		¥ 1,269,900
Deadlock period								60 days	60 days
Percentage of simple interest on original issue price considered in redemption price								10.00%	10.00%
Redemption value								¥ 0		104,270			¥ 126,590
Cash consideration					¥ 1,600,000					15,000
Cash investments received								100,000	$ 15,692
NIO China
Redeemable Noncontrolling Interest [Line Items]
Minority interest (in percentage)	8.612%
Percentage of ownership interest held (as a percent)				3.305%
Cash investments received	¥ 2,000,000					¥ 5,000,000	¥ 5,000,000
Accretion of redeemable non-controlling interests to redemption value								¥ 6,586,579		¥ 207,400	¥ 0
Period to submit application for a Qualified Initial Public Offering								48 months	48 months
Period to complete the Qualified Initial Public Offering								60 months	60 months
Annual interest rate (as a percent)								8.50%				8.50%
Strategic Investors | NIO China
Redeemable Noncontrolling Interest [Line Items]
Minority interest (in percentage)			1.418%
Cash injected		¥ 7,000,000		¥ 5,500,000
Cash investments received	¥ 511,458		¥ 2,500,000
Accretion of redeemable non-controlling interests to redemption value			¥ 2,023,534
Strategic Investors | NIO China | Maximum
Redeemable Noncontrolling Interest [Line Items]
Cash injected				¥ 10,000,000
NIO Holding Co., Ltd. [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of indirect interest in total paid-in capital								92.114%	92.114%